EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	$ 40,698	$ 33,647
Additions, net of (disposals)1	2,568	4,676
Acquisitions through business combinations	0	895
Investment Accounted for Using Equity Method, Share of comprehensive income	(79)	2,498
Distributions received	(1,383)	(1,300)
Share of other comprehensive income (loss)	(46)	317
Foreign currency translation and other	(431)		$ (35)
Balance, end of year	41,327	40,698	$ 33,647
BrandSafway [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of (disposals)1	1,300
Cheniere
Disclosure Of Associates And Joint Ventures [Line Items]
Additions, net of (disposals)1	1,300
Real Estate
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	22,314
Additions, net of (disposals)1	517
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	(933)
Distributions received	(726)
Share of other comprehensive income (loss)	(267)
Foreign currency translation and other	119
Balance, end of year	21,024	22,314
Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	8,972
Additions, net of (disposals)1	1,771
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	442
Distributions received	(290)
Share of other comprehensive income (loss)	165
Foreign currency translation and other	(530)
Balance, end of year	10,530	8,972
Private Equity
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	2,596
Additions, net of (disposals)1	(49)
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	153
Distributions received	(75)
Share of other comprehensive income (loss)	25
Foreign currency translation and other	(27)
Balance, end of year	2,623	2,596
Renewable Power and Other
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	1,585
Additions, net of (disposals)1	238
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	70
Distributions received	(98)
Share of other comprehensive income (loss)	31
Foreign currency translation and other	7
Balance, end of year	1,833	1,585
Oaktree [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Balance, beginning of year	5,231
Additions, net of (disposals)1	91
Acquisitions through business combinations	0
Investment Accounted for Using Equity Method, Share of comprehensive income	189
Distributions received	(194)
Share of other comprehensive income (loss)	0
Foreign currency translation and other	0
Balance, end of year	$ 5,317	$ 5,231